Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     Flag Investors Short-Intermediate Income Fund, Inc.(formerly
     Flag Investors Intermediate-Term Income Fund, Inc.)
     One South Street
     Baltimore, MD 21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

     Flag Investors Class A Shares
     Flag Investors Institutional Shares

___________________________________________________________________

3.   Investment Company Act File Number:  811-06084

     Securities Act File Number:  33-34275
___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A
                                                                 [ ]
___________________________________________________________________

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

     N/A
___________________________________________________________________



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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     2,035,552 shares @ $20,648,136
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     2,358,254 shares @ $23,380,739
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     2,595,116 shares @ $26,812,476.57  (See Schedule A attached)
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     None  (See Schedule A attached)
___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Included in Item 9 above.























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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                $       0
                                                ____________________


     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                +        --
                                                ____________________
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                -           0*
                                                ____________________
           * Pursuant to the instructions for this form, item 12(iii) may not exceed item 12(i). The Fund's actual redemptions for the fiscal year ended
               12/31/96 were $18,763,222 and will be registered on the Fund's annual post-effective amendment pursuant to Rule 24e-2.

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                +       --
                                                ____________________
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                          0
                                                ____________________
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                x 1/3,300
                                                ____________________
     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                                         $ 0
                                              ======================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.





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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).


                                                                 [ ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


     N/A


                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli, Treasurer



Date  February 19, 1997

* Please print the name and title of the signing officer below the signature.
























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         FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.

                             SCHEDULE A


                                PROCEEDS FROM                                                           AGGREGATE
                SHARES SOLD    SALE OF SHARES     DRP SHARES      DRP VALUE     SHARES REDEEMED         REDEMPTION
                                                                                                          PRICE


Class A             824,212     $ 8,535,941.57*       223,342    $ 2,288,737          1,752,832            $ 18,054,319
Shares

Institutional     1,513,443      15,635,223.00         34,119        352,575             67,989                 708,903
Shares            ________       _____________       ________     _________          __________            ___________
                  2,337,655     $24,171,164.57*       257,461    $ 2,641,312          1,820,821            $ 18,763,222

* Includes front-end sales loads of $26,848.57 on Class A Shares.



           Net Redemption                                                  Shares Sold in
            Carry Forward                   Shares Sold                 Reliance on Rule 24f-2
          __________________                ___________                 ______________________

 4,393,806 shares @  $44,028,875    2,595,116 shares @ $26,812,476.57           0



By offsetting the Fund's sales in its fiscal year ended December 31, 1996 with registrations of prior net redemptions, no shares were sold in reliance on Rule 24f-2 in the fiscal year ended December 31, 1996. Accordingly, no fee is due.
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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299

February 19, 1997

Flag Investors Short-Intermediate Income Fund, Inc. (formerly Flag Investors Intermediate-Term Income Fund, Inc.)
One South Street
Baltimore, MD 21202

                      Re:  Rule 24f-2 Notice for
                           Flag Investors Short-Intermediate Income
                           Fund, Inc. (formerly Flag Investors
                           Intermediate-Term Income Fund, Inc.)
                           (File Nos. 33-34275 and 811-06084


Gentlemen:

Flag Investors Short-Intermediate Income Fund, Inc. (formerly Flag Investors Intermediate-Term Income Fund, Inc.) (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended December 31, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value
$.001 per share, which have been offered under a Prospectus included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act
(collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's
Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,

/s/ Morgan, Lewis & Bockius LLP

cc:  Mr. Joseph A. Finelli

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